Derecognition of Financial Assets - Summary of Carrying Amount of Transferred Other Financial Assets Do Not Qualify for Derecognition and Associated Liabilities (Parenthetical) (Detail) - Other Financial Assets [Member] - CAD ($)
$ in Millions
	Jul. 31, 2025	Apr. 30, 2025	Oct. 31, 2024
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Fair value of transferred assets	$ 236,229	$ 225,430	$ 232,811
Fair value of the associated liabilities	182,223	177,987	190,449
Net position	$ 54,006	$ 47,443	$ 42,362